Equity (Summary of RSUs and PSUs Activity) (Details) - RSUs and PSUs [Member]	6 Months Ended
Jun. 30, 2020 $ / shares shares
Number of RSUs and PSUs
Unvested as of January 1, 2020 | shares	2,362,991
Granted | shares	1,189,436
Vested | shares	(587,225)
Forfeited | shares	(286,091)
Unvested as of June 30, 2020 | shares	2,679,111
Weighted Average Grant Date Fair Value
Unvested as of January 1, 2020 | $ / shares	$ 24.10
Granted | $ / shares	18.17
Vested | $ / shares	23.57
Forfeited | $ / shares	22.45
Unvested as of June 30, 2020 | $ / shares	$ 21.76